Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.6%
Australia — 7.3%
ALS Ltd.	26,266	$264,823
ANZ Group Holdings Ltd.	110,595	2,097,953
APA Group	55,470	286,516
Aristocrat Leisure Ltd.	26,572	940,801
ASX Ltd.	9,196	390,145
Atlas Arteria Ltd.	56,299	192,640
Aurizon Holdings Ltd.	110,374	268,117
BHP Group Ltd.	180,579	4,987,947
BlueScope Steel Ltd.	23,891	345,715
Brambles Ltd.	58,552	594,930
CAR Group Ltd.	18,627	423,897
Challenger Ltd.	34,078	156,661
Charter Hall Group	35,945	297,627
Cochlear Ltd.	2,711	610,767
Coles Group Ltd.	51,968	614,227
Commonwealth Bank of Australia	60,650	5,445,229
Computershare Ltd.	23,207	419,014
Dexus	65,021	298,061
Endeavour Group Ltd.	66,786	239,426
Fortescue Ltd.	60,959	751,145
Glencore PLC	448,001	2,473,230
Goodman Group	74,561	1,708,964
GPT Group (The)	130,403	394,260
IDP Education Ltd.	13,537	132,065
Insurance Australia Group Ltd.	99,874	482,612
Lottery Corp., Ltd. (The)	105,497	342,382
Lynas Rare Earths Ltd.*	42,791	175,479
Macquarie Group Ltd.	13,582	1,860,730
Medibank Pvt Ltd.	124,561	323,727
Mineral Resources Ltd.	8,517	301,884
Mirvac Group	217,813	304,377
National Australia Bank Ltd.	115,186	2,901,858
Northern Star Resources Ltd.	42,612	391,786
Origin Energy Ltd.	68,372	468,347
Pilbara Minerals Ltd.(a)	121,318	232,117
QBE Insurance Group Ltd.	57,686	681,056
Ramsay Health Care Ltd.	8,134	246,826
REA Group Ltd.	2,292	306,251
Region RE Ltd.	158,292	234,638
Rio Tinto Ltd.	13,452	1,031,965
Rio Tinto PLC	38,813	2,505,641
Santos Ltd.	131,309	685,102
Scentre Group	275,199	623,578
SEEK Ltd.	19,638	281,735
Sonic Healthcare Ltd.	20,672	373,378
South32 Ltd.	214,727	430,466
Steadfast Group Ltd.	71,423	302,689
Stockland	144,937	435,363
Suncorp Group Ltd.	54,407	632,751
Telstra Group Ltd.	171,285	440,687
Transurban Group	116,354	988,491
Treasury Wine Estates Ltd.	38,769	312,655
Vicinity Ltd.	243,246	335,152
Wesfarmers Ltd.	43,307	2,082,788
Westpac Banking Corp.	125,819	2,448,368
WiseTech Global Ltd.	6,773	420,429
Woodside Energy Group Ltd.	69,632	1,254,967
Woolworths Group Ltd.	46,396	1,045,235
Total Australia		50,219,670

Austria — 0.2%
ANDRITZ AG	3,518	225,174
Erste Group Bank AG	13,038	678,332
	Shares	Value
Common Stocks (continued)
Austria (continued)
Mondi PLC	17,236	$336,621
OMV AG	6,079	254,572
Verbund AG	2,538	203,231
Total Austria		1,697,930

Belgium — 0.7%
Ageas SA	7,096	338,932
Anheuser-Busch InBev SA	28,539	1,697,276
D’ieteren Group	806	185,249
Groupe Bruxelles Lambert NV	3,970	296,419
KBC Group NV	9,101	705,524
Lotus Bakeries NV	9	97,779
Sofina SA	830	196,154
Syensqo SA	3,196	282,654
UCB SA	4,975	832,549
Umicore SA(a)	9,683	132,966
Warehouses De Pauw CVA	8,472	229,922
Total Belgium		4,995,424

Brazil — 0.0%(b)
Yara International ASA	8,958	254,784

Burkina Faso — 0.0%(b)
Endeavour Mining PLC	8,809	195,746

Chile — 0.1%
Antofagasta PLC	12,494	324,169

China — 0.5%
BOC Hong Kong Holdings Ltd.	141,533	412,171
ESR Group Ltd.(a)	136,997	207,635
HUTCHMED China Ltd.*	24,760	95,877
Lenovo Group Ltd.	473,869	611,444
Prosus NV*	53,011	1,842,217
Wilmar International Ltd.	78,373	186,323
Xinyi Glass Holdings Ltd.	133,386	141,206
Total China		3,496,873

Denmark — 3.1%
AP Moller - Maersk A/S, Class B	338	560,237
Carlsberg A/S, Class B	3,769	455,500
Coloplast A/S, Class B(a)	4,811	625,523
Danske Bank A/S	26,369	806,836
DSV A/S	6,426	1,177,869
Genmab A/S*	2,488	705,352
Novo Nordisk A/S, Class B	109,711	14,509,554
Novonesis (Novozymes) B, Class B(a)	14,008	891,764
Orsted A/S*(a)	7,515	447,245
Pandora A/S	3,491	547,249
Svitzer Group A/S*	573	21,957
Vestas Wind Systems A/S*	38,272	944,881
Total Denmark		21,693,967

Finland — 0.9%
Elisa OYJ	6,106	284,246
Fortum OYJ	16,937	260,067
Kesko OYJ, Class B	10,198	184,289
Kone OYJ, Class B	11,576	590,744
Metso Outotec OYJ(a)	26,443	268,342
Neste OYJ	15,172	306,352
Nokia OYJ	185,876	728,314
Nordea Bank Abp	120,817	1,414,563
Orion OYJ, Class B	3,944	181,253
Sampo OYJ, A Shares	15,391	674,011

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Stora Enso OYJ, Class R	22,677	$283,177
UPM-Kymmene OYJ	19,684	650,290
Wartsila OYJ Abp	20,717	427,172
Total Finland		6,252,820

France — 8.2%
Accor SA	9,461	364,156
Aeroports de Paris SA	1,139	149,750
Air Liquide SA	20,232	3,695,105
Airbus SE	21,345	3,232,712
Alstom SA*	21,050	412,741
Arkema SA	2,518	227,787
AXA SA	64,287	2,260,163
BioMerieux	1,652	174,651
BNP Paribas SA	37,621	2,583,434
Bouygues SA	8,935	308,814
Capgemini SE	5,953	1,182,702
Carrefour SA	19,853	296,464
Cie de Saint-Gobain SA	17,912	1,539,750
Cie Generale des Etablissements Michelin SCA	26,430	1,046,755
Credit Agricole SA	38,635	586,551
Danone SA	21,398	1,392,990
Dassault Systemes SE	25,390	962,706
Edenred SE	10,363	431,843
Eiffage SA	3,088	307,754
Engie SA	65,872	1,036,411
EssilorLuxottica SA	11,030	2,526,756
Gecina SA	2,658	263,749
Getlink SE	18,374	327,564
Hermes International SCA	1,224	2,679,441
Kering SA	2,684	826,289
Klepierre SA	10,608	303,961
Legrand SA	10,095	1,091,068
L’Oreal SA	8,011	3,473,112
LVMH Moet Hennessy Louis Vuitton SE	8,873	6,269,755
Orange SA	71,155	789,217
Pernod Ricard SA	7,621	1,022,588
Publicis Groupe SA	8,927	933,339
Renault SA	7,516	364,686
Rexel SA	12,066	307,091
Safran SA	12,296	2,702,345
Sartorius Stedim Biotech	1,021	204,337
Societe Generale SA	28,836	748,258
Sodexo SA	3,743	354,603
Teleperformance SE	2,872	370,448
Thales SA	4,057	645,122
TotalEnergies SE	73,892	4,995,804
Unibail-Rodamco-Westfield*	4,407	330,479
Veolia Environnement SA	24,006	754,368
Vinci SA	18,490	2,112,846
Vivendi SE	28,038	299,515
Total France		56,889,980

Germany — 7.3%
adidas AG	6,323	1,582,580
Allianz SE	14,094	3,977,487
BASF SE	32,557	1,518,408
Bayer AG	35,909	1,068,376
Bayerische Motoren Werke AG	12,226	1,135,376
Bechtle AG	3,798	168,009
Beiersdorf AG	4,077	592,052
Brenntag SE	5,401	384,680
Carl Zeiss Meditec AG, Bearer	1,559	106,871
	Shares	Value
Common Stocks (continued)
Germany (continued)
Commerzbank AG	40,419	$659,997
Continental AG	4,426	271,557
Covestro AG*	8,054	474,631
CTS Eventim AG & Co. KGaA	2,835	250,022
Daimler Truck Holding AG	18,787	726,572
Deutsche Bank AG	71,128	1,111,103
Deutsche Boerse AG	6,544	1,341,190
Deutsche Lufthansa AG	28,595	179,405
Deutsche Post AG	35,964	1,605,310
Deutsche Telekom AG	121,324	3,173,148
E.ON SE	82,413	1,156,206
Fresenius Medical Care AG	8,492	329,708
Fresenius SE & Co. KGaA*	16,472	591,590
GEA Group AG	8,170	361,056
Hannover Rueck SE	2,201	547,076
Heidelberg Materials AG	5,581	582,661
Henkel AG & Co. KGaA	3,338	258,803
Infineon Technologies AG	48,053	1,666,539
Knorr-Bremse AG	2,993	241,123
LEG Immobilien SE	3,206	280,520
Mercedes-Benz Group AG	30,118	1,993,244
Merck KGaA	4,818	864,407
MTU Aero Engines AG	2,202	623,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,641	2,288,033
Nemetschek SE	1,950	186,427
Puma SE	4,526	224,799
Rheinmetall AG	1,665	907,694
RWE AG	26,182	977,154
SAP SE	39,356	8,305,333
Scout24 SE	2,482	196,598
Siemens AG	26,416	4,842,824
Siemens Energy AG*	22,301	649,389
Siemens Healthineers AG	9,703	521,095
Symrise AG	5,261	664,649
Vonovia SE	27,473	844,587
Zalando SE*	10,538	270,369
Total Germany		50,702,232

Hong Kong — 1.5%
AIA Group Ltd.	420,125	2,823,421
ASMPT Ltd.	16,443	171,544
CK Asset Holdings Ltd.	79,792	305,399
CLP Holdings Ltd.	65,953	566,071
Hang Seng Bank Ltd.	29,575	362,873
Henderson Land Development Co., Ltd.	80,781	226,977
Hong Kong & China Gas Co., Ltd.	442,595	360,897
Hong Kong Exchanges & Clearing Ltd.	47,023	1,395,281
Hongkong Land Holdings Ltd.	58,528	189,045
Jardine Matheson Holdings Ltd.	7,990	281,248
Link REIT	105,952	447,570
MTR Corp., Ltd.	70,579	228,578
Power Assets Holdings Ltd.	59,142	377,019
Prudential PLC	100,164	899,564
Sino Land Co., Ltd.	175,482	181,502
Sun Hung Kai Properties Ltd.	57,529	499,660
Swire Pacific Ltd., Class A	29,585	255,063
Techtronic Industries Co., Ltd.	52,012	666,462
WH Group Ltd.	363,696	236,505
Wharf Real Estate Investment Co., Ltd.	73,860	181,719
Total Hong Kong		10,656,398

Ireland — 0.3%
AIB Group PLC	46,201	264,968

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Ireland (continued)
Bank of Ireland Group PLC	39,472	$447,415
Kerry Group PLC, Class A	5,663	529,453
Kingspan Group PLC	5,678	530,855
Total Ireland		1,772,691

Israel — 0.6%
Bank Hapoalim BM	62,827	580,288
Bank Leumi Le-Israel BM	68,730	596,437
Big Shopping Centers Ltd.*	1,972	193,517
Electra Ltd.	267	98,324
ICL Group Ltd.	47,162	198,993
Israel Discount Bank Ltd., Class A	69,871	359,084
Mizrahi Tefahot Bank Ltd.	6,455	234,431
Nice Ltd.*	2,665	486,059
Nova Ltd.*	1,518	306,809
Teva Pharmaceutical Industries Ltd.*	45,296	776,761
Tower Semiconductor Ltd.*	6,519	264,313
Total Israel		4,095,016

Italy — 2.5%
Banco BPM SpA	50,040	346,549
Brunello Cucinelli SpA	1,618	151,185
Coca-Cola HBC AG*	9,770	356,395
Davide Campari-Milano NV(a)	27,543	248,567
Enel SpA	283,193	2,020,684
Eni SpA	92,097	1,474,740
Ferrari NV	4,457	1,834,637
FinecoBank Banca Fineco SpA	25,236	428,733
Generali	44,618	1,155,366
Intesa Sanpaolo SpA	606,409	2,461,057
Leonardo SpA	16,854	401,412
Mediobanca Banca di Credito Finanziario SpA	28,567	463,530
Moncler SpA	9,461	563,895
Nexi SpA*	51,286	314,998
PRADA SpA	21,012	151,700
Prysmian SpA	12,627	868,189
Recordati Industria Chimica e Farmaceutica SpA	5,257	286,421
Snam SpA	98,515	470,865
Terna - Rete Elettrica Nazionale	62,012	516,023
UniCredit SpA	60,251	2,474,572
Total Italy		16,989,518

Japan — 24.3%
Advantest Corp.	27,493	1,101,657
Aeon Co., Ltd.	28,950	660,928
AGC, Inc.	9,497	340,784
Aisin Corp.	8,499	290,907
Ajinomoto Co., Inc.	19,464	806,063
Aozora Bank Ltd.	10,741	179,005
Asahi Group Holdings Ltd.	20,853	769,895
Asahi Intecc Co., Ltd.	9,756	154,387
Asahi Kasei Corp.	55,039	400,191
Asics Corp.	23,986	394,559
Astellas Pharma, Inc.	71,017	824,819
Bandai Namco Holdings, Inc.	24,885	530,249
BayCurrent Consulting, Inc.	6,572	198,523
Bic Camera, Inc.	23,015	259,733
Bridgestone Corp.	23,081	948,797
Brother Industries Ltd.	12,693	262,617
Canon, Inc.	38,238	1,205,135
Capcom Co., Ltd.	16,724	355,910
Central Japan Railway Co.	36,347	856,375
	Shares	Value
Common Stocks (continued)
Japan (continued)
Chubu Electric Power Co., Inc.	27,340	$344,067
Chugai Pharmaceutical Co., Ltd.	24,892	1,093,388
Concordia Financial Group Ltd.	63,230	403,435
CyberAgent, Inc.	23,447	150,599
Dai Nippon Printing Co., Ltd.	12,895	425,948
Daifuku Co., Ltd.	13,684	249,288
Dai-ichi Life Holdings, Inc.	35,642	1,101,050
Daiichi Sankyo Co., Ltd.	68,484	2,798,349
Daikin Industries Ltd.	9,859	1,435,341
Daito Trust Construction Co., Ltd.	3,185	383,889
Daiwa House Industry Co., Ltd.	26,675	761,104
Daiwa Securities Group, Inc.	63,992	534,826
Daiwa Securities Living Investments Corp.	337	228,235
Denso Corp.	77,996	1,303,216
Dentsu Group, Inc.	10,052	267,434
Disco Corp.	3,113	1,023,322
East Japan Railway Co.	44,071	827,466
Ebara Corp.	13,270	193,502
Eisai Co., Ltd.	10,780	412,686
ENEOS Holdings, Inc.	126,035	663,598
FANUC Corp.	36,029	1,079,960
Fast Retailing Co., Ltd.	5,730	1,586,166
Fuji Electric Co., Ltd.	5,535	313,868
FUJIFILM Holdings Corp.	44,720	1,064,054
Fujitsu Ltd.	64,362	1,168,877
GLP J-Reit	354	309,156
Hamamatsu Photonics K.K.	6,622	191,407
Hankyu Hanshin Holdings, Inc.	11,959	342,174
Hirose Electric Co., Ltd.	1,912	240,493
Hitachi Ltd.	160,076	3,498,138
Honda Motor Co., Ltd.	178,271	1,951,431
Hoya Corp.	13,230	1,665,401
Ibiden Co., Ltd.	5,579	216,656
Idemitsu Kosan Co., Ltd.	58,398	389,682
Inpex Corp.	39,007	603,019
Invincible Investment Corp.	388	175,613
Isetan Mitsukoshi Holdings Ltd.	16,168	325,703
Isuzu Motors Ltd.	25,956	356,666
ITOCHU Corp.	48,803	2,524,483
J Front Retailing Co., Ltd.	16,323	198,315
Japan Exchange Group, Inc.	20,895	492,864
Japan Logistics Fund, Inc.	143	243,497
Japan Post Bank Co., Ltd.	54,295	568,535
Japan Post Holdings Co., Ltd.	63,668	678,742
Japan Tobacco, Inc.	47,929	1,412,450
JFE Holdings, Inc.	25,820	379,252
Kajima Corp.	20,395	395,809
Kansai Electric Power Co., Inc. (The)	31,079	531,375
Kao Corp.	19,871	872,179
Kawasaki Kisen Kaisha Ltd.	18,321	284,934
KDDI Corp.	59,079	1,774,804
Keio Corp.	7,778	194,528
Keisei Electric Railway Co., Ltd.	7,160	214,096
Kewpie Corp.	11,811	302,065
Keyence Corp.	7,094	3,106,631
Kikkoman Corp.	38,758	486,858
Kintetsu Group Holdings Co., Ltd.	9,688	224,461
Kirin Holdings Co., Ltd.	34,050	482,145
Kobe Bussan Co., Ltd.	7,033	185,010
Kobe Steel Ltd.	14,663	183,799
Koito Manufacturing Co., Ltd.	14,568	217,416
Kokusai Electric Corp.	1,827	51,000
Komatsu Ltd.	36,313	1,051,547
Konami Group Corp.	4,373	331,623

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
K’s Holdings Corp.	21,003	$226,348
Kubota Corp.	43,317	627,616
Kuraray Co., Ltd.	24,231	299,385
Kurita Water Industries Ltd.	7,224	310,258
Kyocera Corp.	48,788	616,416
Kyoto Financial Group, Inc.	13,607	256,838
Kyowa Kirin Co., Ltd.	12,289	259,649
Lasertec Corp.	3,090	551,008
Lion Corp.	24,007	206,707
Lixil Corp.	16,730	193,475
LY Corp.	115,121	285,392
M3, Inc.	18,477	172,600
Makita Corp.	11,696	383,855
Marubeni Corp.	57,619	1,095,435
Marui Group Co., Ltd.	12,273	198,745
MatsukiyoCocokara & Co.	18,728	305,018
Mazda Motor Corp.	23,477	214,080
MEIJI Holdings Co., Ltd.	14,749	372,401
MINEBEA MITSUMI, Inc.	17,645	425,469
MISUMI Group, Inc.	13,253	245,092
Mitsubishi Chemical Group Corp.	61,397	364,889
Mitsubishi Corp.	129,802	2,712,332
Mitsubishi Electric Corp.	76,647	1,324,996
Mitsubishi Estate Co., Ltd.	46,085	788,554
Mitsubishi Heavy Industries Ltd.	107,539	1,307,965
Mitsubishi UFJ Financial Group, Inc.	397,147	4,619,216
Mitsui & Co., Ltd.	91,232	2,140,429
Mitsui Fudosan Co., Ltd.	106,660	1,115,443
Mitsui OSK Lines Ltd.	14,072	450,050
Mizuho Financial Group, Inc.	94,788	2,172,199
Morinaga Milk Industry Co., Ltd.	6,214	149,176
MS&AD Insurance Group Holdings, Inc.	52,583	1,251,843
Murata Manufacturing Co., Ltd.	64,771	1,442,560
NEC Corp.	10,627	918,191
Nexon Co., Ltd.	15,492	337,208
NGK Insulators Ltd.	18,194	247,468
NH Foods Ltd.	6,783	224,327
NIDEC CORP	19,454	866,030
Nintendo Co., Ltd.	38,591	2,151,411
Nippon Building Fund, Inc.	80	307,856
NIPPON EXPRESS HOLDINGS INC	4,557	225,942
Nippon Paint Holdings Co., Ltd.	40,592	258,401
Nippon Prologis REIT, Inc.	157	257,841
Nippon Sanso Holdings Corp.	5,705	188,448
Nippon Steel Corp.	33,305	726,043
Nippon Telegraph & Telephone Corp.	1,129,873	1,204,517
Nippon Yusen K.K.(a)	18,903	615,485
Nissan Chemical Corp.	6,551	212,213
Nissan Motor Co., Ltd.	71,913	232,381
Nisshin Seifun Group, Inc.	17,201	213,326
Nissin Foods Holdings Co., Ltd.	12,238	363,821
Nitori Holdings Co., Ltd.	3,465	411,420
Nitto Denko Corp.	6,071	530,194
Nomura Holdings, Inc.	117,671	735,229
Nomura Real Estate Master Fund, Inc.	323	317,075
Nomura Research Institute Ltd.	18,895	586,466
NSK Ltd.	30,500	161,298
NTT Data Group Corp.	29,569	463,698
Obayashi Corp.	36,598	482,954
Obic Co., Ltd.	2,961	448,696
Odakyu Electric Railway Co., Ltd.	17,684	178,826
Oji Holdings Corp.	54,336	230,439
Olympus Corp.	45,437	786,375
Omron Corp.	8,008	296,508
	Shares	Value
Common Stocks (continued)
Japan (continued)
Ono Pharmaceutical Co., Ltd.	19,950	$296,678
Oriental Land Co., Ltd.	39,194	1,115,437
ORIX Corp.	45,391	1,105,361
Orix JREIT, Inc.	246	255,221
Osaka Gas Co., Ltd.	16,626	376,477
Otsuka Corp.	10,076	223,070
Otsuka Holdings Co., Ltd.	20,364	1,050,683
Pan Pacific International Holdings Corp.	17,673	462,909
Panasonic Holdings Corp.	79,467	658,088
Pola Orbis Holdings, Inc.	16,383	154,237
Rakuten Group, Inc.*	67,842	397,872
Recruit Holdings Co., Ltd.	52,703	3,032,717
Renesas Electronics Corp.	53,967	924,677
Resona Holdings, Inc.	99,740	723,887
Resonac Holdings Corp.	10,239	257,098
Ricoh Co., Ltd.	26,861	251,989
Rohm Co., Ltd.	15,265	207,882
Ryohin Keikaku Co., Ltd.	15,561	293,876
Santen Pharmaceutical Co., Ltd.	22,251	267,379
SBI Holdings, Inc.	12,876	337,432
SCREEN Holdings Co., Ltd.	2,680	229,686
Secom Co., Ltd.	8,326	532,452
Sekisui Chemical Co., Ltd.	21,313	322,046
Sekisui House Ltd.	30,088	755,900
Seven & I Holdings Co., Ltd.	86,398	1,039,636
SG Holdings Co., Ltd.	18,688	189,228
Shimadzu Corp.	12,048	356,972
Shimamura Co., Ltd.	2,956	144,283
Shimano, Inc.	3,193	567,253
Shimizu Corp.	34,471	217,809
Shin-Etsu Chemical Co., Ltd.	70,531	3,163,254
Shionogi & Co., Ltd.	10,504	460,554
Shiseido Co., Ltd.	17,104	536,560
Shizuoka Financial Group, Inc.	31,995	322,693
SMC Corp.	2,116	1,042,811
Socionext, Inc.	7,253	148,377
SoftBank Corp.	101,705	1,328,262
SoftBank Group Corp.	35,757	2,177,360
Sompo Holdings, Inc.	37,711	868,962
Sony Group Corp.	43,215	3,886,076
Stanley Electric Co., Ltd.	7,929	157,173
Subaru Corp.	24,529	486,879
SUMCO Corp.	16,942	280,771
Sumitomo Corp.	40,812	1,024,776
Sumitomo Electric Industries Ltd.	35,658	547,454
Sumitomo Metal Mining Co., Ltd.	11,470	351,434
Sumitomo Mitsui Financial Group, Inc.	46,887	3,401,380
Sumitomo Mitsui Trust Holdings, Inc.	30,952	790,154
Sumitomo Realty & Development Co., Ltd.	17,316	575,781
Suntory Beverage & Food Ltd.	6,771	244,001
Suzuki Motor Corp.	68,118	796,581
Sysmex Corp.	22,757	373,964
T&D Holdings, Inc.	16,600	314,325
Taisei Corp.	9,619	410,754
Takeda Pharmaceutical Co., Ltd.	58,476	1,671,964
TDK Corp.	14,022	981,801
Teijin Ltd.	22,811	219,832
Terumo Corp.	56,870	1,022,798
TIS, Inc.	11,581	248,615
Tobu Railway Co., Ltd.	12,183	213,846
Toho Co., Ltd.	7,086	255,164
Tokio Marine Holdings, Inc.	69,547	2,783,544
Tokyo Electric Power Co. Holdings, Inc.*	57,182	284,200
Tokyo Electron Ltd.	15,870	3,271,882

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Gas Co., Ltd.	20,552	$451,035
Tokyu Corp.	21,471	259,932
Tokyu Fudosan Holdings Corp.	34,224	249,071
TOPPAN Holdings, Inc.	15,320	435,285
Toray Industries, Inc.	68,761	358,886
Tosoh Corp.	16,301	222,424
TOTO Ltd.	8,123	222,916
Toyo Suisan Kaisha Ltd.	4,898	333,511
Toyota Industries Corp.	6,201	528,771
Toyota Motor Corp.	426,664	8,362,569
Toyota Tsusho Corp.	25,137	506,716
Trend Micro, Inc.	6,154	296,493
Tsuruha Holdings, Inc.	2,223	137,124
Ulvac, Inc.	1,913	118,383
Unicharm Corp.	15,834	528,081
USS Co., Ltd.	29,354	264,549
West Japan Railway Co.	21,828	428,842
Workman Co., Ltd.	5,162	144,780
Yakult Honsha Co., Ltd.	14,791	303,370
Yamaha Corp.	7,582	181,160
Yamaha Motor Co., Ltd.	41,236	387,804
Yamato Holdings Co., Ltd.	15,650	190,034
Yaskawa Electric Corp.	11,595	405,201
Yokogawa Electric Corp.	12,373	314,218
Zenkoku Hosho Co., Ltd.	4,981	206,212
Zensho Holdings Co., Ltd.	4,124	167,388
Total Japan		167,670,657

Luxembourg — 0.1%
ArcelorMittal SA	20,476	463,969
Eurofins Scientific SE	4,981	295,584
Total Luxembourg		759,553

Macau — 0.1%
Galaxy Entertainment Group Ltd.	88,381	371,648
Sands China Ltd.*	104,856	196,773
Total Macau		568,421

Netherlands — 4.1%
ABN AMRO Bank NV	16,661	290,535
Adyen NV*	1,083	1,324,965
Aegon Ltd.	64,154	414,443
Akzo Nobel NV	6,650	411,033
Argenx SE*(a)	2,272	1,158,213
ASM International NV	1,773	1,215,600
ASML Holding NV	14,081	12,959,097
ASR Nederland NV	7,572	379,940
BE Semiconductor Industries NV	3,122	402,526
Euronext NV	3,130	316,682
EXOR NV	3,282	335,967
Heineken Holding NV	5,262	387,762
Heineken NV	9,779	867,923
IMCD NV	2,382	342,815
ING Groep NV	116,579	2,113,012
Koninklijke Ahold Delhaize NV	36,058	1,161,965
Koninklijke KPN NV	146,359	575,851
Koninklijke Philips NV*	30,037	847,678
NN Group NV	11,350	569,140
Randstad NV(a)	4,897	238,245
Universal Music Group NV	29,096	692,350
Wolters Kluwer NV	9,065	1,521,411
Total Netherlands		28,527,153
	Shares	Value
Common Stocks (continued)
New Zealand — 0.4%
Auckland International Airport Ltd.	79,497	$353,186
Contact Energy Ltd.	52,076	262,910
Fisher & Paykel Healthcare Corp., Ltd.	31,677	608,652
Mainfreight Ltd.	5,493	243,094
Meridian Energy Ltd.	72,031	278,089
Spark New Zealand Ltd.	96,546	247,724
Xero Ltd.*	6,151	555,016
Total New Zealand		2,548,671

Norway — 0.6%
Aker BP ASA	12,547	303,964
DNB Bank ASA	39,338	811,260
Equinor ASA	31,660	839,673
Mowi ASA	19,065	321,164
Norsk Hydro ASA	57,904	319,850
Orkla ASA	40,370	340,032
Schibsted ASA, Class A	8,201	235,204
Telenor ASA	30,881	367,143
TOMRA Systems ASA	13,144	216,132
Var Energi ASA	20,302	64,650
Total Norway		3,819,072

Poland — 0.3%
Bank Polska Kasa Opieki SA	5,997	242,392
Dino Polska SA*	2,363	209,597
KGHM Polska Miedz SA	8,597	294,839
ORLEN SA	25,998	423,664
Powszechna Kasa Oszczednosci Bank Polski SA	40,163	596,709
Powszechny Zaklad Ubezpieczen SA	26,878	328,622
Total Poland		2,095,823

Portugal — 0.2%
EDP SA	117,206	481,948
Galp Energia SGPS SA	21,869	460,391
Jeronimo Martins SGPS SA	8,034	140,402
Total Portugal		1,082,741

Singapore — 1.3%
CapitaLand Ascendas REIT	234,338	476,525
CapitaLand Integrated Commercial Trust	322,222	501,063
Capitaland Investment Ltd.	220,132	444,345
DBS Group Holdings Ltd.	74,111	2,027,304
Genting Singapore Ltd.	365,788	232,446
Keppel Ltd.	75,313	373,862
Mapletree Industrial Trust	174,659	301,632
Oversea-Chinese Banking Corp., Ltd.	134,087	1,488,630
Singapore Exchange Ltd.	39,986	294,454
Singapore Technologies Engineering Ltd.	110,706	365,820
Singapore Telecommunications Ltd.	322,315	742,173
STMicroelectronics NV	23,739	786,051
United Overseas Bank Ltd.	46,351	1,121,004
Total Singapore		9,155,309

South Africa — 0.2%
Anglo American PLC	44,579	1,345,604

South Korea — 4.7%
Alteogen, Inc.*	1,717	392,849
Celltrion, Inc.	5,700	846,668
CJ CheilJedang Corp.	767	215,323
Coway Co., Ltd.	5,918	267,798
DB Insurance Co., Ltd.	2,921	234,444
Delivery Hero SE*	8,471	188,921

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Doosan Enerbility Co., Ltd.*	20,298	$277,619
Ecopro BM Co., Ltd.*	1,786	233,377
Ecopro Co., Ltd.*	3,833	256,972
Ecopro Materials Co., Ltd.*	278	16,356
Hana Financial Group, Inc.	12,548	589,690
Hankook Tire & Technology Co., Ltd.	6,740	218,588
Hanwha Aerospace Co., Ltd.	1,685	352,482
Hanwha Galleria Corp.*	4,553	3,992
Hanwha Ocean Co., Ltd.*	5,191	115,188
Hanwha Solutions Corp.	6,787	122,011
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,331	350,475
HLB, Inc.*	4,810	282,294
Hyundai Mobis Co., Ltd.	2,893	463,342
Hyundai Motor Co.	6,566	1,187,531
Industrial Bank of Korea	29,842	303,460
Kakao Corp.	14,704	418,665
KakaoBank Corp.	11,028	171,418
KB Financial Group, Inc.	14,342	915,680
Kia Corp.	10,218	831,987
Korea Electric Power Corp.*	14,834	212,799
Korea Zinc Co., Ltd.	615	216,205
Korean Air Lines Co., Ltd.	14,767	227,927
Krafton, Inc.*	1,903	406,379
KT&G Corp.	6,419	435,005
L&F Co., Ltd.*	1,156	95,469
LG Chem Ltd.	2,103	466,654
LG Corp.	4,914	309,456
LG Display Co., Ltd.*	62	506
LG Electronics, Inc.	4,927	372,187
LG Energy Solution Ltd.*	1,654	389,247
Meritz Financial Group, Inc.	4,331	265,507
NAVER Corp.	5,443	687,911
NCSoft Corp.	982	125,037
POSCO Future M Co., Ltd.	1,200	184,347
POSCO Holdings, Inc.	2,951	753,424
Samsung Biologics Co., Ltd.*	824	561,403
Samsung C&T Corp.	4,062	458,201
Samsung Electro-Mechanics Co., Ltd.	2,987	346,268
Samsung Electronics Co., Ltd.	172,860	10,534,196
Samsung Fire & Marine Insurance Co., Ltd.	1,726	466,995
Samsung SDI Co., Ltd.	2,139	496,394
Samsung SDS Co., Ltd.	2,480	265,878
Shinhan Financial Group Co., Ltd.	22,548	979,387
SK Hynix, Inc.	20,270	2,865,111
SK Innovation Co., Ltd.*	2,846	215,401
SK Square Co., Ltd.*	5,259	329,272
SK, Inc.	2,191	238,555
Woori Financial Group, Inc.	37,013	423,159
Total South Korea		32,585,410

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	9,700	433,080
Aena SME SA	2,873	544,363
Amadeus IT Group SA	15,681	1,030,660
Banco Bilbao Vizcaya Argentaria SA	206,623	2,169,684
Banco de Sabadell SA	169,971	359,022
Banco Santander SA	567,738	2,736,923
Bankinter SA	34,011	290,304
CaixaBank SA	137,124	799,184
Cellnex Telecom SA*	21,662	754,313
EDP Renovaveis SA(a)	8,091	125,550
Endesa SA	11,872	229,956
	Shares	Value
Common Stocks (continued)
Spain (continued)
Grifols SA*	16,971	$170,751
Iberdrola SA	203,205	2,678,235
Industria de Diseno Textil SA	38,785	1,882,738
Naturgy Energy Group SA	5,562	133,493
Red Electrica Corp. SA	17,844	316,088
Repsol SA	49,337	703,380
Telefonica SA	192,339	869,775
Total Spain		16,227,499

Sweden — 3.0%
Alfa Laval AB	12,373	546,058
Assa Abloy AB, B Shares	37,496	1,140,176
Atlas Copco AB, A Shares	92,309	1,641,608
Atlas Copco AB, B Shares	55,689	870,595
Beijer Ref AB(a)	14,429	228,869
Boliden AB	12,122	369,397
Castellum AB*	23,572	294,716
Epiroc AB, B Shares	15,737	264,153
Epiroc AB, A Shares	24,301	453,478
EQT AB	22,537	729,462
Essity AB, B Shares	23,488	660,310
Evolution AB	6,862	664,265
Fastighets AB Balder, B Shares*	22,795	167,640
Getinge AB, B Shares	9,812	191,249
H & M Hennes & Mauritz AB, B Shares	20,540	318,614
Hexagon AB, B Shares	80,760	821,344
Husqvarna AB, B Shares	20,198	136,367
Industrivarden AB, A Shares	11,812	404,475
Indutrade AB	13,211	387,544
Investor AB, B Shares	77,159	2,187,141
Nibe Industrier AB, B Shares	57,717	253,161
Saab AB, Class B	13,120	302,489
Sandvik AB	42,546	870,165
Skandinaviska Enskilda Banken AB, A Shares	55,820	859,362
Skanska AB, B Shares(a)	17,560	342,595
SKF AB, B Shares	15,214	282,416
SSAB AB, B Shares	29,958	151,501
Svenska Cellulosa AB SCA, B Shares(a)	25,667	348,689
Svenska Handelsbanken AB, A Shares	53,198	537,063
Swedbank AB, A Shares	31,665	673,623
Tele2 AB, B Shares	28,072	288,640
Telefonaktiebolaget LM Ericsson, B Shares	104,023	711,048
Telia Co. AB	108,875	316,235
Trelleborg AB, B Shares	9,272	344,144
Volvo AB, B Shares	64,717	1,650,291
Total Sweden		20,408,883

Switzerland — 5.6%
ABB Ltd.	57,008	3,159,160
Adecco Group AG	6,680	227,359
Avolta AG*	4,578	172,666
Baloise Holding AG	2,146	383,976
Banque Cantonale Vaudoise(a)	1,206	127,964
Barry Callebaut AG	145	233,087
Chocoladefabriken Lindt & Spruengli AG	67	838,023
Cie Financiere Richemont SA, Class A	18,802	2,862,219
Clariant AG*(a)	12,809	190,189
DKSH Holding AG	2,102	164,292
DSM-Firmenich AG	6,580	840,541
EMS-Chemie Holding AG	299	249,153
Geberit AG	1,339	852,457
Givaudan SA	301	1,472,771
Helvetia Holding AG	980	146,068

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Julius Baer Group Ltd.	8,597	$469,282
Kuehne + Nagel International AG(a)	1,745	540,202
Logitech International SA	6,146	552,843
Lonza Group AG	2,598	1,733,673
Novartis AG	71,807	8,041,731
Partners Group Holding AG	787	1,059,019
PSP Swiss Property AG	2,225	296,751
Sandoz Group AG	15,505	672,338
Schindler Holding AG, Participating Certificate	2,101	560,903
SGS SA	6,440	703,078
SIG Group AG*(a)	13,201	276,692
Sika AG	5,508	1,669,451
Sonova Holding AG	1,875	573,630
Straumann Holding AG	3,974	512,184
Swatch Group AG (The), Bearer	1,513	310,850
Swiss Life Holding AG	1,096	838,949
Swiss Prime Site AG(a)	3,536	353,700
Swisscom AG	978	597,744
Tecan Group AG	589	218,939
Temenos AG	2,634	182,233
UBS Group AG	115,314	3,492,498
VAT Group AG(a)	952	476,189
Zurich Insurance Group AG	5,036	2,764,437
Total Switzerland		38,817,241

Thailand — 0.0%(b)
Thai Beverage PCL	289,012	109,114

United Kingdom — 10.3%
3i Group PLC	34,181	1,373,316
abrdn PLC	90,792	198,309
Admiral Group PLC	9,183	324,839
Ashtead Group PLC	16,243	1,168,768
Associated British Foods PLC	12,553	400,192
AstraZeneca PLC	53,802	8,547,064
Auto Trader Group PLC	37,772	395,700
Aviva PLC	100,117	643,236
B&M European Value Retail SA	33,924	203,969
BAE Systems PLC	114,036	1,899,770
Barclays PLC	557,775	1,675,030
Barratt Developments PLC	44,657	302,057
Berkeley Group Holdings PLC	4,659	304,001
British American Tobacco PLC	75,183	2,650,825
British Land Co. PLC (The)	43,341	229,136
BT Group PLC(a)	262,921	475,665
Bunzl PLC	14,040	587,540
Burberry Group PLC	14,799	147,317
Centrica PLC	206,413	351,428
CK Hutchison Holdings Ltd.	106,619	559,572
Compass Group PLC	62,103	1,911,254
ConvaTec Group PLC	64,056	192,693
Croda International PLC	5,437	282,277
DCC PLC	3,941	271,325
Diageo PLC	79,889	2,482,230
DS Smith PLC	53,504	312,555
Entain PLC	25,410	186,363
Flutter Entertainment PLC*	6,384	1,260,745
Halma PLC	14,054	480,537
Howden Joinery Group PLC	27,073	327,050
HSBC Holdings PLC	675,615	6,109,294
IMI PLC	11,848	288,233
Imperial Brands PLC	33,968	935,436
Informa PLC	57,096	637,448
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	6,804	$685,172
Intermediate Capital Group PLC	11,597	327,112
Intertek Group PLC	6,531	423,633
JD Sports Fashion PLC	111,649	188,725
Kingfisher PLC	84,970	301,554
Land Securities Group PLC	31,450	256,717
Legal & General Group PLC	209,063	622,189
Lloyds Banking Group PLC	2,315,084	1,771,684
London Stock Exchange Group PLC	16,980	2,065,412
M&G PLC	93,630	255,320
Marks & Spencer Group PLC	64,868	273,540
Melrose Industries PLC	51,353	388,376
National Grid PLC	181,879	2,303,449
NatWest Group PLC	212,960	1,006,892
Next PLC	4,928	574,366
Pearson PLC	30,426	412,694
Persimmon PLC	13,407	273,551
Reckitt Benckiser Group PLC	24,387	1,308,717
RELX PLC	65,110	3,071,763
Rentokil Initial PLC	94,831	578,214
Rightmove PLC	37,291	275,992
Rolls-Royce Holdings PLC*	305,665	1,765,189
Sage Group PLC (The)	41,226	575,069
Segro PLC	50,536	594,457
Severn Trent PLC	11,387	376,037
Smith & Nephew PLC	33,564	484,142
Smiths Group PLC	15,999	367,023
Spirax Group PLC	2,845	331,077
SSE PLC	38,682	934,332
Standard Chartered PLC	80,512	793,393
Taylor Wimpey PLC	161,437	330,426
Tesco PLC	275,180	1,172,062
Unilever PLC	88,381	5,421,785
United Utilities Group PLC	26,807	355,687
Vodafone Group PLC	835,940	777,808
Weir Group PLC (The)	11,065	288,798
Whitbread PLC	8,689	324,775
Wise PLC, Class A*	27,865	256,445
WPP PLC	45,112	434,930
Total United Kingdom		71,063,681

United States — 8.8%
Alcon, Inc.	17,749	1,681,240
Amcor PLC	52,285	552,762
BP PLC	614,564	3,622,071
CRH PLC	24,403	2,078,772
CSL Ltd.	17,478	3,534,884
Experian PLC	32,258	1,521,455
Ferguson PLC	7,186	1,590,807
Ferrovial SE	20,241	804,707
GSK PLC	140,329	2,725,325
Haleon PLC	235,455	1,057,300
Holcim AG*	21,091	1,970,490
James Hardie Industries PLC*	16,113	575,227
Nestle SA	93,431	9,461,448
QIAGEN NV*	8,077	360,792
Roche Holding AG	25,725	8,352,405
Samsonite International SA	63,777	184,098
Sanofi SA	39,395	4,063,850
Schneider Electric SE	19,152	4,618,423
Shell PLC	229,370	8,367,082
Smurfit WestRock PLC*	20,557	911,221
Stellantis NV	74,934	1,249,049
Swiss Re AG	10,507	1,294,501

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Tenaris SA	18,772	$297,385
Total United States		60,875,294

Total Common Stocks
(Cost $603,698,009)		687,897,344

Preferred Stocks — 0.4%
Germany — 0.2%
Henkel AG & Co. KGaA, 2.34%	6,947	594,622
Sartorius AG, 0.28%	1,002	284,836
Volkswagen AG, 8.83%	7,497	837,209
Total Germany		1,716,667

South Korea — 0.2%
Samsung Electronics Co., Ltd., 2.24%	29,131	1,373,235

Total Preferred Stocks
(Cost $3,142,144)		3,089,902

Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(c)(d)	563,492	563,492
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(c)	301,007	301,007

Total Short-Term Investments
(Cost $864,499)		864,499

Total Investments — 100.1% (Cost $607,704,652)		691,851,745
Other Assets and Liabilities, Net — (0.1)%		(878,763)
Net Assets — 100%		$690,972,982

		% of
Industry	Value	Net Assets
Financials	$136,187,107	19.7%
Industrials	118,195,007	17.1
Health Care	86,278,792	12.5
Consumer Discretionary	76,959,795	11.1
Information Technology	73,393,792	10.6
Consumer Staples	56,006,389	8.1
Materials	49,333,235	7.2
Communication Services	28,321,026	4.1
Energy	25,925,498	3.8
Utilities	20,928,260	3.0
Real Estate	19,458,345	2.8
Money Market Funds	864,499	0.1
Total Investments	$691,851,745	100.1

Other Assets and Liabilities, Net	(878,763)	(0.1)

Total Net Assets	$690,972,982	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,068,091; total market value of collateral held by the Fund was $5,272,805. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,709,313.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2024:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2024	Unrealized Appreciation
Australian Dollar	08/06/24	Morgan Stanley	37,021,814	$24,177,466	$24,179,377	$1,911
Swiss Franc	08/05/24	Morgan Stanley	26,125,168	29,677,776	29,697,573	19,797
Danish Krone	08/05/24	Morgan Stanley	78,811,334	11,431,860	11,432,177	317
Euro	08/05/24	Morgan Stanley	92,740,437	100,365,834	100,379,152	13,318
Great British Pound	08/05/24	Morgan Stanley	38,140,240	48,989,232	48,991,960	2,728
Hong Kong Dollar	08/05/24	Morgan Stanley	47,788,204	6,118,054	6,118,268	214
Israeli Shekel	08/05/24	Morgan Stanley	7,429,153	1,975,614	1,975,936	322
Japanese Yen	08/05/24	Morgan Stanley	12,688,001,891	84,371,432	84,394,993	23,561
Norwegian Krone	08/05/24	Morgan Stanley	21,729,978	1,987,238	1,987,555	317
New Zealand Dollar	08/05/24	Morgan Stanley	1,617,476	960,649	960,710	61
Swedish Krona	08/05/24	Morgan Stanley	107,060,536	9,989,711	9,991,933	2,222
Singapore Dollar	08/05/24	Morgan Stanley	5,571,111	4,165,320	4,166,110	790
Unrealized Appreciation				$324,210,186	$324,275,744	$65,558

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2024	Unrealized Appreciation
Australian Dollar	08/05/24	Morgan Stanley	(35,044,734)	$(23,421,552)	$(22,887,480)	$534,072
Australian Dollar	08/06/24	Morgan Stanley	(1,977,080)	(1,328,103)	(1,291,254)	36,849
Swiss Franc	08/05/24	Morgan Stanley	(208,500)	(237,161)	(237,011)	150
Danish Krone	08/05/24	Morgan Stanley	(4,245,555)	(618,427)	(615,850)	2,577
Euro	08/05/24	Morgan Stanley	(4,832,289)	(5,250,793)	(5,230,308)	20,485
British Pound	08/05/24	Morgan Stanley	(1,054,980)	(1,365,189)	(1,355,144)	10,045
Hong Kong Dollar	08/05/24	Morgan Stanley	(47,788,204)	(6,126,673)	(6,118,268)	8,405
Israeli Shekel	08/05/24	Morgan Stanley	(403,557)	(110,648)	(107,334)	3,314
South Korean Won#	08/05/24	Morgan Stanley	(323,190,164)	(235,174)	(234,823)	351
South Korean Won#	09/05/24	Morgan Stanley	(23,246,234,230)	(16,977,348)	(16,922,747)	54,601
Norwegian Krone	08/05/24	Morgan Stanley	(21,428,760)	(2,013,972)	(1,960,004)	53,968
New Zealand Dollar	08/05/24	Morgan Stanley	(1,604,674)	(977,779)	(953,106)	24,673
Polish Zloty	08/05/24	Morgan Stanley	(239,895)	(61,019)	(60,447)	572
Polish Zloty	09/05/24	Morgan Stanley	(4,131,266)	(1,040,724)	(1,040,599)	125
Swedish Krona	08/05/24	Morgan Stanley	(105,574,146)	(9,988,178)	(9,853,209)	134,969
Unrealized Appreciation				$(69,752,740)	$(68,867,584)	$885,156

Total Unrealized Appreciation						$950,714

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2024	Unrealized (Depreciation)
South Korean Won#	08/05/24	Morgan Stanley	23,335,017,040	$17,020,188	$16,954,687	$(65,501)
Polish Zloty	08/05/24	Morgan Stanley	4,465,357	1,125,293	1,125,152	(141)
Unrealized Depreciation				$18,145,481	$18,079,839	$(65,642)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2024	Unrealized (Depreciation)
Australian Dollar	09/05/24	Morgan Stanley	(38,635,965)	$(25,246,478)	$(25,253,983)	$(7,505)
Swiss Franc	08/05/24	Morgan Stanley	(25,916,668)	(28,956,185)	(29,460,563)	(504,378)
Swiss Franc	09/05/24	Morgan Stanley	(26,646,242)	(30,378,101)	(30,406,053)	(27,952)
Danish Krone	08/05/24	Morgan Stanley	(74,565,779)	(10,735,663)	(10,816,327)	(80,664)
Danish Krone	09/05/24	Morgan Stanley	(74,886,488)	(10,881,294)	(10,882,925)	(1,631)
Euro	08/05/24	Morgan Stanley	(87,908,148)	(94,361,397)	(95,148,843)	(787,446)
Euro	09/05/24	Morgan Stanley	(93,195,079)	(100,990,941)	(101,023,630)	(32,689)
British Pound	08/05/24	Morgan Stanley	(37,085,260)	(46,902,892)	(47,636,815)	(733,923)
British Pound	09/05/24	Morgan Stanley	(39,193,396)	(50,352,030)	(50,359,898)	(7,868)
Hong Kong Dollar	09/05/24	Morgan Stanley	(47,726,098)	(6,115,566)	(6,116,192)	(626)
Israeli Shekel	08/05/24	Morgan Stanley	(7,025,596)	(1,867,259)	(1,868,602)	(1,343)
Israeli Shekel	09/05/24	Morgan Stanley	(7,701,188)	(2,051,730)	(2,052,902)	(1,172)
Japanese Yen	08/05/24	Morgan Stanley	(12,688,001,891)	(79,330,036)	(84,394,993)	(5,064,957)
Japanese Yen	09/05/24	Morgan Stanley	(12,613,863,546)	(84,254,261)	(84,306,271)	(52,010)
South Korean Won#	08/05/24	Morgan Stanley	(23,011,826,876)	(16,712,180)	(16,719,864)	(7,684)
Norwegian Krone	08/05/24	Morgan Stanley	(301,218)	(27,300)	(27,551)	(251)
Norwegian Krone	09/05/24	Morgan Stanley	(22,272,789)	(2,038,419)	(2,038,829)	(410)
New Zealand Dollar	08/05/24	Morgan Stanley	(12,802)	(7,558)	(7,604)	(46)
New Zealand Dollar	09/05/24	Morgan Stanley	(1,678,299)	(996,824)	(996,880)	(56)

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (continued)

July 31, 2024 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2024	Unrealized (Depreciation)
Polish Zloty	08/05/24	Morgan Stanley	(4,225,462)	$(1,050,561)	$(1,064,705)	$(14,144)
Swedish Krona	08/05/24	Morgan Stanley	(1,486,390)	(137,785)	(138,724)	(939)
Swedish Krona	09/05/24	Morgan Stanley	(109,557,182)	(10,238,523)	(10,241,885)	(3,362)
Singapore Dollar	08/05/24	Morgan Stanley	(5,571,111)	(4,118,123)	(4,166,110)	(47,987)
Singapore Dollar	09/05/24	Morgan Stanley	(5,803,799)	(4,345,520)	(4,347,074)	(1,554)
Unrealized Depreciation				$(612,096,626)	$(619,477,223)	$(7,380,597)

Total Unrealized Depreciation						$(7,446,239)

Net Unrealized Appreciation (Depreciation)						$(6,495,525)

As of July 31, 2024, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$687,897,344	$—	$—	$687,897,344
Preferred Stocks	3,089,902	—	—	3,089,902
Short-Term Investments:
Money Market Funds	864,499	—	—	864,499
Total Investments in Securities	691,851,745	—	—	691,851,745
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	950,714	—	950,714
Total Investments in Securities and Other Financial Instruments	$691,851,745	$950,714	$—	$692,802,459
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$(7,446,239)	$—	$(7,446,239)

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.